GCAT 2022-NQM2 Trust ABS-15G

Exhibit 99.18

Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value
436294162	xxx	All Borrower Total Income	the1003Page	26450.39	16,511.64
436294164	xxx	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	47.31	40.231